Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2017	Jan. 18, 2019	Dec. 31, 2018	Oct. 12, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date					Dec. 31, 2019
Investment Owned, Balance, Shares	4.4				4.4		5.4		54.1
Equity Method Investments, Carrying Value	$ 173,298				$ 173,298
Equity Method Investments, Fair Value Disclosure	92,300				92,300
Other Investment Not Readily Marketable, Quoted Value	95,100				95,100
Unamortized deferred financing costs	10,325				10,325			$ 12,425
Loss / write down on assets held for sale	0	$ 0	$ 0	$ 7,509		$ 17,354
Bank Loan Obligations [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	5,600				5,600			10,500
Secured Debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	4,700				4,700			$ 1,500
Senior Notes | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 400				$ 400